Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Revenue	$ 3,142,794	$ 3,070,342
Profit (loss)	18,420	24,544
Single Glass Business [Member] | 2025 Acquisitions [Member]
Disclosure of detailed information about business combination [line items]
Revenue	31,508	(43,141)
Profit (loss)	(1,965)	(2,507)
Single Glass Business [Member] | Acquired On January 1, 2025 [Member]
Disclosure of detailed information about business combination [line items]
Revenue	3,235,845	(3,116,508)
Profit (loss)	$ 11,646	$ 19,946